                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

13TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.76	$10.06	$8.97	$8.63	$9.68	$11.22
Income From Investment Operations:
Net investment income	0.14	0.31 [1]	0.30 [1,2]	0.34 [1]	0.43 [1]	0.55 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.20	1.93	0.79 [2]	--	(1.30)	(1.63)

TOTAL FROM INVESTMENT OPERATIONS	0.34	2.24	1.09	0.34	(0.87)	(1.08)

Less Distributions:
Distributions from net investment income	(0.76)	(0.54)	--	--	(0.02)	(0.46)
Distribution from paid in capital[3]	--	--	--	--	(0.16)	--

TOTAL FROM DISTRIBUTIONS	(0.76)	(0.54)	--	--	(0.18)	(0.46)

Net Asset Value, End of Period	$11.34	$11.76	$10.06	$8.97	$8.63	$ 9.68

Total Return[4]	2.88%	23.25%	12.15%	3.94%	(9.15)%	(9.87)%

Ratios to Average Net Assets:

Expenses	0.90%[5]	1.25%	1.73%	1.58%	1.55%	1.46%

Net investment income	2.50%[5]	2.80%	3.27%[2]	3.85%	4.68%	5.19%

Expense waiver/reimbursement[6]	0.77%[5]	0.64%	0.55%	0.38%	0.22%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	88,991	$88,753	$33,663	$63,587	$72,867	$115,155

Portfolio turnover	53%	126%	208%	436%	116%	52%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.51	$ 9.86	$8.86	$8.58	$9.66	$11.19
Income From Investment Operations:
Net investment income	0.10	0.23 [1]	0.24 [1,2]	0.28 [1]	0.35 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.19	1.90	0.76 [2]	--	(1.29)	(1.62)

TOTAL FROM INVESTMENT OPERATIONS	0.29	2.13	1.00	0.28	(0.94)	(1.15)

Less Distributions:
Distributions from net investment income	(0.70)	(0.48)	--	--	(0.01)	(0.38)
Distribution from paid in capital[3]	--	--	--	--	(0.13)	--

TOTAL FROM DISTRIBUTIONS	(0.70)	(0.48)	--	--	(0.14)	(0.38)

Net Asset Value, End of Period	$11.10	$11.51	$9.86	$8.86	$8.58	$ 9.66

Total Return[4]	2.53%	22.43%	11.29%	3.26%	(9.84)%	(10.47)%

Ratios to Average Net Assets:

Expenses	1.62%[5]	1.97%	2.45%	2.30%	2.27%	2.18%

Net investment income	1.78%[5]	2.09%	2.58%[2]	3.14%	3.90%	4.47%

Expense waiver/reimbursement[6]	0.56%[5]	0.42%	0.33%	0.16%	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,740	$16,051	$9,433	$6,952	$7,678	$10,702

Portfolio turnover	53%	126%	208%	436%	116%	52%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.50	$ 9.86	$8.86	$8.58	$9.67	$11.20
Income From Investment Operations:
Net investment income	0.10	0.23 [1]	0.24 [1,2]	0.28 [1]	0.35 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18	1.90	0.76 [2]	--	(1.29)	(1.62)

TOTAL FROM INVESTMENT OPERATIONS	0.28	2.13	1.00	0.28	(0.94)	(1.15)

Less Distributions:
Distributions from net investment income	(0.71)	(0.49)	--	--	(0.02)	(0.38)
Distribution from paid in capital[3]	--	--	--	--	(0.13)	--

TOTAL FROM DISTRIBUTIONS	(0.71)	(0.49)	--	--	(0.15)	(0.38)

Net Asset Value, End of Period	$11.07	$11.50	$9.86	$8.86	$8.58	$ 9.67

Total Return[4]	2.45%	22.51%	11.29%	3.26%	(9.91)%	(10.46)%

Ratios to Average Net Assets:

Expenses	1.62%[5]	1.97%	2.45%	2.30%	2.27%	2.18%

Net investment income	1.78%[5]	2.10%	2.57%[2]	3.14%	3.91%	4.47%

Expense waiver/reimbursement[6]	0.56%[5]	0.42%	0.33%	0.16%	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$31,430	$23,051	$5,841	$2,675	$2,720	$4,281

Portfolio turnover	53%	126%	208%	436%	116%	52%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--96.9%
	AUSTRALIAN DOLLAR--3.0%
	State/Provincial--3.0%
1,425,000	New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$1,037,063
1,500,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA		1,066,615
2,600,000	Queensland, State of, (Series 07G), 8.00%, 9/14/2007	AAA/Aaa		1,988,242

	TOTAL AUSTRALIAN DOLLARS			4,091,920

	BRITISH POUND--8.5%
	Sovereign--7.4%
950,000	United Kingdom, Government of, 7.25%, 12/7/2007	AAA/Aaa		1,860,945
1,000,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	AAA/Aaa		1,827,233
1,400,000	United Kingdom, Government of, Bond, 5.75%, 12/7/2009	AAA/Aaa		2,641,558
2,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA/NR		3,812,931

	TOTAL			10,142,667

	Telecommunications & Cellular--1.1%
800,000	France Telecommunications, Unsub., (Series MTN1), 7.00%, 11/10/2005	BBB/Baa3		1,496,920

	TOTAL BRITISH POUND			11,639,587

	CANADIAN DOLLAR--3.4%
	Sovereign--3.4%
1,800,000	Canada, Government of, Bond, 6.00%, 6/1/2008	AAA/Aaa		1,427,856
1,900,000	Canada, Government of, Bond, 6.00%, 9/1/2005	AAA/Aaa		1,455,181
300,000	Canada, Government of, Bond, 9.25%, 6/1/2022	AAA/Aaa		327,479
1,400,000	Canada, Government of, Deb., 8.00%, 6/1/2023	AAA/Aaa		1,370,020

	TOTAL CANADIAN DOLLARS			4,580,536

	DANISH KRONE--0.9%
	Sovereign--0.9%
2,000,000	Denmark, Government of, 7.00%, 11/15/2007	AAA/Aaa		368,106
5,300,000	Denmark, Government of, Note, 4.00%, 8/15/2008	AAA/Aaa		885,400

	TOTAL DANISH KRONE			1,253,506

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--53.3%
	Banking--2.9%
1,500,000	Hypovereinsbank LUX, 3.94788%, 12/18/2008	BBB/Baa1		$1,868,281
1,600,000	Royal Bank of Scotland Group PLC, Bond, 6.77%, 3/31/2049	A/A1		2,019,234

	TOTAL			3,887,515

	Finance-Automotive--3.9%
14,500,000	Ford Motor Credit Co., Note, 6.75%, 3/13/2006	A3		2,837,902
2,000,000	General Motors Acceptance Corp., Note, (Series EMTN), 5.75%, 2/14/2006	BBB/A3		2,534,302

	TOTAL			5,372,204

	Media--0.9%
1,000,000	Pearson PLC, 4.625%, 7/8/2004	BBB+/Baa1		1,224,404

	Oil & Gas--1.4%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	BBB-/Baa1		1,873,954

	Services--1.8%
2,000,000	ISS Global A/S, Unsub., (Series EMTN), 4.75%, 9/18/2010	BBB+		2,468,471

	Sovereign--36.5%
1,950,000	Finland, Government of, Note, 3.00%, 7/4/2008	AAA/Aaa		2,349,712
1,550,000	Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	AAA/Aaa		1,859,680
4,100,000	France, Government of, Bond, 4.75%, 10/25/2012	AAA/Aaa		5,210,341
4,600,000	Germany, Government of, 4.25%, 1/4/2014	AAA/Aaa		5,608,098
1,000,000	Germany, Government of, 4.75%, 7/4/2028	AAA/Aaa		1,185,565
1,850,000	Germany, Government of, 5.25%, 1/4/2008	AAA/Aaa		2,416,533
5,270,000	Germany, Government of, Bond, 4.50%, 1/4/2013	AAA/Aaa		6,583,268
4,350,000	Germany, Government of, Bond, 5.00%, 7/4/2011	AAA/Aaa		5,651,303
3,500,000	Germany, Government of, Bond, 5.00%, 7/4/2012	AAA/Aaa		4,533,347
1,705,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA/Aaa		2,243,163
1,900,000	Greece, Government of, Sr. Unsub., 5.90%, 10/22/2022	A+/A1		2,560,085
900,000	Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	AA/Aa2		1,071,845
2,600,000	Italy, Government of, Sr. Unsub., 5.25%, 8/1/2017	AA/Aa2		3,363,183
650,000	Spain, Government of, 4.25%, 10/31/2007	AA+/Aaa		821,955
3,200,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AA+/Aaa		4,253,105

	TOTAL			49,711,183

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Telecommunications & Cellular--5.9%
2,500,000	AT&T Corp. ECP, 0.01%, 6/17/2004	BBB/Baa2		$2,974,930
1,200,000	Deutsche Telekom International Finance BV, Company Guarantee, 6.375%, 7/11/2006	BBB+/Baa3		1,559,493
1,000,000	Royal KPN NV, Sub., (Series 4-1), 3.50%, 11/24/2005	BBB/Baa2		1,230,510
1,800,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2		2,330,886

	TOTAL			8,095,819

	TOTAL EURO			72,633,550

	JAPANESE YEN--25.6%
	Agency--2.8%
400,000,000	Federal National Mortgage Association, Note, (Series EMTN), 1.75%, 3/26/2008	AAA/Aaa		3,801,612

	Banking--10.5%
300,000,000	Inter-American Development Bank, Bond, 1.90%, 7/8/2009	AAA/Aaa		2,889,836
400,000,000	KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa		3,820,111
400,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	AAA		3,828,634
400,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	AAA/Aaa		3,755,554

	TOTAL			14,294,135

	Finance--1.2%
175,000,000	AIG SunAmerica Institutional Funding II, (Series EMTN), 1.20%, 1/26/2005	AAA/Aaa		1,596,810

	Financial Intermediaries--2.8%
400,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	AA+/Aaa		3,817,753

	Pharmaceutical--2.0%
300,000,000	Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008	AAA/Aaa		2,739,931

	Sovereign--2.8%
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	AA/Aa2		3,822,287

	State/Provincial--2.1%
300,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	AA/Aa2		2,884,124

Foreign Currency Par Amount or Principal Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	Telecommunications & Cellular--1.4%
200,000,000	Deutsche Telekom International Finance BV, Company Guarantee, 2.00%, 6/15/2005	BBB+/Baa3		$1,844,682

	TOTAL JAPANESE YEN			34,801,334

	MEXICAN PESO--1.4%
	Sovereign--1.4%
24,000,000	Mexico, Government of, Bond, 8.00%, 12/19/2013			1,831,496

	SWEDISH KRONA--0.8%
	Sovereign--0.8%
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa		1,133,735

	TOTAL BONDS (IDENTIFIED COST $126,544,814)			131,965,664

	PURCHASE CALL OPTIONS--0.0%
2,000,000	BONY GBP Put, JPY Call, expiration date 7/2004			3,667
3,500,000	CITI CAD Put, JPY Call, expiration date 7/2004			4,805

	TOTAL PURCHASE CALL OPTIONS (IDENTIFIED COST $112,785)			8,472

	PURCHASE PUT OPTIONS--0.0%
5,000,000	CITI AUD Put, JPY Call, expiration date 6/2004 (IDENTIFIED COST $44,640)			5,253

	REPURCHASE AGREEMENT--0.8%
$1,012,000	Interest in $1,500,000,000 joint repurchase agreement with Bank of America Securities LLC, 1.05%, dated 5/28/2004, to be repurchased at $1,012,118 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2003, collateral market value $1,530,039,205 (at amortized cost)			1,012,000

	TOTAL INVESTMENTS--97.7% (IDENTIFIED COST $127,714,239)[2]			132,991,389

	OTHER ASSETS AND LIABILITIES -- NET--2.3%			3,169,502

	TOTAL NET ASSETS--100%			$136,160,891

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $128,312,629.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $127,714,239)		$132,991,389
Cash denominated in foreign currencies (identified cost $252,292)		255,494
Cash		16,816
Income receivable		2,711,162
Receivable for foreign currency exchange contracts		66,435
Receivable for shares sold		538,102

TOTAL ASSETS		136,579,398

Liabilities:
Payable for shares redeemed	$218,744
Payable for foreign currency exchange contracts	96,229
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	8,674
Payable for custodian fees	11,547
Payable for portfolio accounting fees	7,525
Payable for distribution services fee (Note 5)	31,601
Payable shareholder services fee (Note 5)	28,595
Accrued expenses	15,592

TOTAL LIABILITIES		418,507

Net assets for 12,103,177 shares outstanding		$136,160,891

Net Assets Consist of:
Paid in capital		$131,012,801
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		5,341,572
Accumulated net realized loss on investments, options and foreign currency transactions		(1,789,417)
Undistributed net investment income		1,595,935

TOTAL NET ASSETS		$136,160,891

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($88,990,632÷ 7,846,761 shares outstanding)		$11.34

Offering price per share (100/95.50 of $11.34)[1]		$11.87

Redemption proceeds per share		$11.34

Class B Shares:
Net asset value per share ($15,740,128÷ 1,418,119 shares outstanding)		$11.10

Offering price per share		$11.10

Redemption proceeds per share (94.50/100 of $11.10)[1]		$10.49

Class C Shares:
Net asset value per share ($31,430,131 ÷ 2,838,297 shares outstanding)		$11.07

Offering price per share (100/99.00 of $11.07)[1]		$11.18

Redemption proceeds per share (99.00/100 of $11.07)[1]		$10.96

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Interest			$2,437,735
Dividends (received from affiliated issuer) (Note 5)			112

TOTAL INVESTMENT INCOME			2,437,847

Expenses:
Investment adviser fee (Note 5)		$536,399
Administrative personnel and services fee (Note 5)		115,001
Custodian fees		25,145
Transfer and dividend disbursing agent fees and expenses (Note 5)		51,058
Directors'/Trustees' fees		2,885
Auditing fees		9,018
Legal fees		3,119
Portfolio accounting fees (Note 5)		38,473
Distribution services fee--Class A Shares (Note 5)		121,352
Distribution services fee--Class B Shares (Note 5)		61,780
Distribution services fee--Class C Shares (Note 5)		110,564
Shareholder services fee--Class A Shares (Note 5)		121,352
Shareholder services fee--Class B Shares (Note 5)		20,593
Shareholder services fee--Class C Shares (Note 5)		36,855
Share registration costs		32,723
Printing and postage		20,133
Insurance premiums		3,898
Taxes		5,066
Interest expense		437
Miscellaneous		640

TOTAL EXPENSES		1,316,491

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(372,212)
Waiver of administrative personnel and services fee	(21,784)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,070)
Waiver of distribution services fee--Class A Shares	(106,790)

TOTAL WAIVERS AND REIMBURSEMENT		(503,856)

Net expenses			812,635

Net investment income			1,625,212

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency:
Net realized gain on investments, options and foreign currency transactions			3,713,921
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency			(2,001,882)

Net realized and unrealized gain on investments, options and foreign currency			1,712,039

Change in net assets resulting from operations			$3,337,251

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,625,212	$2,203,798
Net realized gain on investments, options and foreign currency transactions	3,713,921	7,320,909
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(2,001,882)	4,944,860

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,337,251	14,469,567

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,723,276)	(1,837,909)
Class B Shares	(1,030,474)	(464,315)
Class C Shares	(1,563,016)	(304,888)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,316,766)	(2,607,112)

Share Transactions:
Proceeds from sale of shares	54,626,865	169,801,029
Net asset value of shares issued to shareholders in payment of distributions declared	4,597,075	1,283,996
Cost of shares redeemed	(45,938,940)	(104,029,088)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,285,000	67,055,937

Change in net assets	8,305,485	78,918,392

Net Assets:
Beginning of period	127,855,406	48,937,014

End of period (including undistributed net investment income of $1,595,935 and $8,287,489, respectively)	$136,160,891	$127,855,406

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's objective is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had outstanding foreign currency exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
June 30, 2004	1,992,038 GBP	$3,659,077	$3,641,992	$(17,085)

June 30, 2004	404,820,000 JPY	$3,607,860	$3,674,295	66,435

Contracts Sold:
June 30, 2004	2,008,335 GBP	$3,607,860	$3,671,786	(63,926)

June 30, 2004	404,820,000 JPY	$3,659,077	$3,674,295	(15,218)

NET UNREALIZED DEPRECIATION				$(29,794)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	500,000,000
Class B	500,000,000
Class C	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,231,725	$37,280,620	12,139,785	$134,782,943
Shares issued to shareholders in payment of distributions declared	272,571	3,088,224	82,941	819,530
Shares redeemed	(3,203,272)	(36,864,629)	(8,023,644)	(88,539,796)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	301,024	$3,504,215	4,199,082	$47,062,677

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	339,790	$3,860,448	1,213,910	$13,035,941
Shares issued to shareholders in payment of distributions declared	57,330	638,088	32,350	315,092
Shares redeemed	(373,576)	(4,206,998)	(808,163)	(8,708,078)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	23,544	$291,538	438,097	$4,642,955

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,189,344	$13,485,797	2,021,090	$21,982,145
Shares issued to shareholders in payment of distributions declared	78,447	870,763	15,368	149,374
Shares redeemed	(434,348)	(4,867,313)	(623,733)	(6,781,214)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	833,443	$9,489,247	1,412,725	$15,350,305

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,158,011	$13,285,000	6,049,904	$67,055,937

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $128,312,629. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $4,678,760. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,665,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $987,079.

At November 30, 2003, the Fund had a capital loss carryforward of $5,164,829 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,782,266

2009	$ 1,210,965

2010	$ 171,598

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The fee received by FGIMC was identical to that received by FIMCO. FIMCO and FGIMC may voluntary choose to waive any portion of their fees. FIMCO and FGIMC can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2004, the fees paid to FIMCO and FGIMC were $141,207 and $22,980, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by FIMCO. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $112 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $16,420 in sales charges from the sale of Class A Shares. FSC also retained $764 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $7,208, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$76,540,698

Sales	$72,241,260

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Germany, Federal Republic of	20.7%

United States	15.9%

United Kingdom	9.8%

Italy	6.1%

Austria	5.6%

Canada	5.5%

Netherlands	5.1%

France	4.9%

Spain	3.7%

Finland	3.1%

Australia	3.0%

Norway	2.8%

Denmark	2.7%

Japan	2.1%

Greece	1.9%

Luxembourg	1.4%

Mexico	1.4%

Cayman Islands	1.2%

Sweden	0.8%

Ireland	0.0%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $3,071,000. The Fund had an average outstanding daily balance of $846,250 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $437 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2061602 (7/04)

Federated Investors
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

20TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.51	$12.14	$14.92	$22.14	$29.16	$19.56
Income From Investment Operations:
Net investment income (loss)	0.01 [1]	0.04 [1]	(0.01)[1]	0.02 [1]	(0.03)[1]	(0.12)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17	2.33	(2.77)	(5.60)	(3.58)	11.20

TOTAL FROM INVESTMENT OPERATIONS	1.18	2.37	(2.78)	(5.58)	(3.61)	11.08

Less Distributions:
Distributions from net investment income	(0.01)	--	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.64)	(3.41)	(1.48)

TOTAL DISTRIBUTIONS	(0.01)	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$15.68	$14.51	$12.14	$14.92	$22.14	$29.16

Total Return[2]	8.12%	19.52%	(18.63)%	(27.32)%	(14.69)%	61.10%

Ratios to Average Net Assets:

Expenses	1.73%[3,4]	1.79%[4]	1.72%[4]	1.60%	1.54%	1.67%

Net investment income (loss)	0.16%[3]	0.35%	(0.05)%	0.10%	(0.11)%	(0.57)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$215,919	$210,332	$264,843	$349,203	$486,558	$389,592

Portfolio turnover	41%	150%	103%	225%	283%	297%

Redemption fees consisted of the following per share amounts	$0.00	--	--	--	--	--

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.73%, 1.79% and 1.72% for the six months ended May 31, 2004 and the years ended November 30, 2003 and, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$13.30	$11.22	$13.89	$20.86	$27.87	$18.89
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.04)[1]	(0.10)[1]	(0.11)[1]	(0.22)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07	2.12	(2.57)	(5.22)	(3.38)	10.72

TOTAL FROM INVESTMENT OPERATIONS	1.03	2.08	(2.67)	(5.33)	(3.60)	10.46

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$14.33	$13.30	$11.22	$13.89	$20.86	$27.87

Total Return[2]	7.74%	18.54%	(19.22)%	(27.84)%	(15.41)%	59.90%

Ratios to Average Net Assets:

Expenses	2.48%[3,4]	2.54%[4]	2.47%[4]	2.35%	2.29%	2.42%

Net investment income (loss)	(0.59)%[3]	(0.40)%	(0.79)%	(0.64)%	(0.85)%	(1.28)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$40,496	$39,772	$41,084	$64,928	$97,339	$62,786

Portfolio turnover	41%	150%	103%	225%	283%	297%

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.48%, 2.54%, and 2.47% for the six months ended May 31, 2004 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$13.12	$11.06	$13.70	$20.59	$27.50	$18.66
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.04)[1]	(0.10)[1]	(0.10)[1]	(0.21)[1]	(0.26)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.06	2.10	(2.54)	(5.15)	(3.29)	10.58

TOTAL FROM INVESTMENT OPERATIONS	1.01	2.06	(2.64)	(5.25)	(3.50)	10.32

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.64)	(3.41)	(1.48)

Net Asset Value, End of Period	$14.13	$13.12	$11.06	$13.70	$20.59	$27.50

Total Return[2]	7.70%	18.63%	(19.27)%	(27.81)%	(15.24)%	59.89%

Ratios to Average Net Assets:

Expenses	2.48%[3,4]	2.54%[4]	2.47%[4]	2.35%	2.29%	2.42%

Net investment income (loss)	(0.59)%[3]	(0.40)%	(0.79)%	(0.64)%	(0.82)%	(1.27)%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$61,144	$66,305	$56,214	$67,125	$73,717	$41,602

Portfolio turnover	41%	150%	103%	225%	283%	297%

1 Per share information is based on average outstanding shares.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.48%, 2.54%, and 2.47% for the six months ended May 31, 2004 and the years ended November 30, 2003 and, 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.2%
		Australia--1.9%
166,014		News Corp. Ltd., ADR	$6,114,296

		Canada--6.9%
80,600		Alcan, Inc.	3,220,776
191,300	[1]	Celestica, Inc.	3,596,440
112,800	[1]	Cognos, Inc.	3,797,976
231,700		Glamis Gold Ltd.	3,887,926
465,800		Placer Dome, Inc.	7,261,822

		TOTAL	21,764,940

		Finland--1.0%
247,300		Stora Enso Oyj, Class R	3,210,684

		France--8.5%
154,100		AXA	3,161,929
51,300		BNP Paribas SA	3,132,763
131,300		Dassault Systemes SA	5,997,587
78,400		L'Oreal SA	6,085,157
46,155		Total SA, Class B	8,664,287

		TOTAL	27,041,723

		Germany, Federal Republic of--7.2%
71,500		BASF AG	3,655,489
433,800		Deutsche Telekom AG, Class REG	7,279,750
44,100		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	7,119,957
67,900		Siemens AG	4,780,067

		TOTAL	22,835,263

		Israel--2.5%
122,100		Teva Pharmaceutical Industries Ltd., ADR	8,079,357

		Italy--1.5%
422,100		Mediaset SpA	4,624,321

		Japan--22.5%
372,000		Dai Nippon Printing Co. Ltd.	5,696,872
71,300		Fanuc Ltd.	4,169,780
453,000		Hitachi Ltd.	3,121,589
131,200		Honda Motor Co. Ltd.	5,662,453
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--continued
28,500		Hoya Corp.	$2,948,454
67,000		Kyocera Corp.	5,588,902
903,000		Mitsubishi Electric Corp.	4,462,191
800		Mitsubishi Tokyo Financial Group, Inc.	6,890,924
436,000		Nomura Holdings, Inc.	6,696,745
41,300		SMC Corp.	4,418,714
99,500		Secom Co. Ltd.	4,014,643
175,000		Seven-Eleven Japan	5,537,673
299,000		Sharp Corp.	5,072,345
916,000		Sumitomo Chemical Co.	4,302,185
96,000		Yamanouchi Pharmaceutical Co. Ltd.	3,090,035

		TOTAL	71,673,505

		Mexico--1.0%
75,300		Grupo Televisa S.A., GDR	3,182,178

		Netherlands--3.5%
311,400	[1]	ASM Lithography Holding NV	5,412,074
200,500		Euronext NV	5,730,209

		TOTAL	11,142,283

		Portugal--1.1%
1,532,100		Banco Comercial Portugues, Class R	3,555,338

		Russia--2.3%
238,700		Gazprom, ADR	7,137,130

		Singapore--1.2%
532,000		Oversea-Chinese Banking Corp. Ltd.	3,756,952

		Switzerland--6.8%
126,600		Compagnie Financiere Richemont AG	3,263,772
103,425		Roche Holding AG	10,896,400
106,000		UBS AG	7,605,874

		TOTAL	21,766,046

		Taiwan, Province of China--4.6%
1,783,125		Asustek Computer, Inc.	4,361,485
5,073,000	[1]	Nanya Technology Corp.	3,760,597
2,367,760	[1]	Taiwan Semiconductor Manufacturing Co.	4,121,551
221,000	[1]	Taiwan Semiconductor Manufacturing Co., ADR	2,243,150

		TOTAL	14,486,783

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Thailand--0.0%
11		Siam City Bank Public Co. Ltd.	$7

		United Kingdom--24.7%
711,400		Amvescap PLC	4,771,060
62,130		AstraZeneca PLC	2,894,828
532,100		Diageo PLC	7,063,965
561,239		GlaxoSmithKline PLC	11,731,929
248,900		Reckitt Benckiser PLC	6,745,529
305,800		Rio Tinto PLC	7,367,999
292,847		Royal Bank of Scotland PLC, Edinburgh	8,844,048
275,000		Smiths Industries	3,517,172
1,605,600		Tesco PLC	7,330,835
5,277,227		Vodafone Group PLC	12,410,231
583,500		WPP Group PLC	5,820,449

		TOTAL	78,498,045

		TOTAL COMMON STOCKS (IDENTIFIED COST $254,864,194)	308,868,851

		PREFERRED STOCKS--1.2%
		Germany, Federal Republic of--1.2%
5,400		Porsche AG, Pfd., 3.40Ù, Annual Dividend (identified cost $3,349,064)	3,647,196

		MUTUAL FUND--1.1%
3,626,877	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	3,627,877

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $261,841,135)[3]	316,143,924

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,414,405

		NET ASSETS--100%	$317,558,329

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $261,841,135.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ADR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $3,627,877 of investment affiliated issuer (Note 5) (identified cost $261,841,135)		$316,143,924
Cash denominated in foreign currencies (identified cost $1,399,893)		1,400,477
Cash		1,957
Income receivable		1,492,929
Receivable for shares sold		295,052

TOTAL ASSETS		319,334,339

Liabilities:
Payable for investments purchased	$980,868
Payable for shares redeemed	406,358
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	171,770
Payable for distribution service fees (Note 5)	63,213
Payable for shareholder service fee (Note 5)	66,520
Accrued expenses	87,281

TOTAL LIABILITIES		1,776,010

Net assets for 20,922,324 shares outstanding		$317,558,329

Net Assets Consist of:
Paid in capital		$508,600,745
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		54,307,001
Accumulated net realized loss on investments and foreign currency transactions		(245,212,911)
Accumulated net investment income (loss)		(136,506)

TOTAL NET ASSETS		$317,558,329

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($215,919,011 ÷ 13,769,416 shares outstanding)		$15.68

Offering price per share (100/94.50 of $15.68)[1]		$16.59

Redemption proceeds per share (98/100 of $15.68)[1]		$15.37

Class B Shares:
Net asset value per share ($40,495,571 ÷ 2,825,998 shares outstanding)		$14.33

Offering price per share		$14.33

Redemption proceeds per share (94.50/100 of $14.33)[1]		$13.54

Class C Shares:
Net asset value per share ($61,143,747 ÷ 4,326,910 shares outstanding)		$14.13

Offering price per share (100/99.00 of $14.13)[1]		$14.27

Redemption proceeds per share (99.00/100 of $14.13)[1]		$13.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $23,811 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $436,950)			$3,125,459
Expenses:
Investment adviser fee (Note 5)		$1,650,279
Administrative personnel and services fee (Note 5)		131,857
Custodian fees		81,833
Transfer and dividend disbursing agent fees and expenses (Note 5)		422,328
Directors'/Trustees' fees		3,622
Auditing fees		9,020
Legal fees		3,149
Portfolio accounting fees (Note 5)		56,955
Distribution services fee--Class B Shares (Note 5)		157,650
Distribution services fee--Class C Shares (Note 5)		241,934
Shareholder services fee--Class A Shares (Note 5)		279,375
Shareholder services fee--Class B Shares (Note 5)		52,550
Shareholder services fee--Class C Shares (Note 5)		80,645
Share registration costs		25,343
Printing and postage		47,306
Insurance premiums		4,581
Taxes		12,351
Interest expense		505
Miscellaneous		4,085

TOTAL EXPENSES		3,265,368

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(213)
Waiver of administrative personnel and services fee (Note 5)	(6,106)
Fees paid indirectly from directed broker arrangements	(3,117)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(9,436)

Net expenses			3,255,932

Net investment income (loss)			(130,473)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $142,656)			23,087,625
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,986,644

Net realized and unrealized gain on investments and foreign currency transactions			25,074,269

Change in net assets resulting from operations			$24,943,796

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(130,473)	$438,846
Net realized gain (loss) on investments and foreign currency transactions	23,087,625	(4,221,937)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,986,644	61,519,954

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,943,796	57,736,863

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(122,271)	--

Share Transactions:
Proceeds from sale of shares	57,639,144	880,468,663
Net asset value of shares issued to shareholders in payment of distributions declared	92,429	--
Cost of shares redeemed	(81,404,121)	(983,937,900)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,672,548)	(103,469,237)

Change in net assets	1,148,977	(45,732,374)

Net Assets:
Beginning of period	316,409,352	362,141,726

End of period (including undistributed net investment income of $0 and $116,238, respectively)	$317,558,329	$316,409,352

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated International Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,522,929	$39,561,149	73,281,752	$841,355,158
Shares issued to shareholders in payment of distributions declared	6,037	92,429	--	--
Shares redeemed	(3,258,197)	(50,437,222)	(80,596,273)	(936,930,594)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(729,231)	$(10,783,644)	(7,314,521)	$(95,575,436)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	222,637	$3,203,818	251,998	$2,967,945
Shares redeemed	(387,149)	(5,572,492)	(924,789)	(10,156,609)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(164,512)	$(2,368,674)	(672,791)	$(7,188,664)

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,049,943	$14,874,177	3,327,066	$36,145,560
Shares redeemed	(1,778,434)	(25,394,407)	(3,354,163)	(36,850,697)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(728,491)	$(10,520,230)	(27,097)	$(705,137)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,622,234)	$(23,672,548)	(8,014,409)	$(103,469,237)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $261,841,135. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $54,302,789. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,108,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $805,823.

At November 30, 2003, the Fund had a capital loss carryforward of $264,787,242 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 367,805

2007	$ 2,094,798

2009	$ 170,953,885

2010	$ 84,265,416

2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Equity Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company (FIMCO), an affiliate of the Adviser. FIMCO has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $23,811 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $6,390 in sales charges from the sale of Class A Shares. FSC also retained $21 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund's Class A Shares began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 30 days or less. The redemption fee may be waived in certain situations, see "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended May 31, 2004, the redemption fees amounted to $0.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $9,626, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2004, the Fund's expenses were reduced by $3,117 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$133,056,978

Sales	$154,710,119

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2004, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financials	17.0%
Information Technology	16.4%
Consumer Discretionary	11.8%
Healthcare	11.5%
Materials	10.4%
Consumer Staples	10.3%
Industrials	9.8%
Telecommunication Services	6.2%
Energy	5.0%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2004, there were no outstanding loans. During the six months ended May 31, 2004, the maximum outstanding borrowing was $3,520,000. The Fund had an average outstanding daily balance of $1,991,500 with a high and low interest rate of 1.5625% and 1.5000%, respectively, representing only the days the LOC was utilized. Interest expense totaled $505 for the six months ended May 31, 2004.

9. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8070112 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004